[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
February 28, 2001

Merrill Lynch
California
Insured
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended February 28, 2001, long-term fixed-income bond yields generally declined. The strength seen in the US economy in 1999 and early 2000 clearly has moderated in recent months. After growing approximately 5% in the first half of 2000, US gross domestic product (GDP) declined to 2.2% during the third quarter of 2000. An estimate of fourth quarter 2000 GDP growth was recently released at 1.1%. Additionally, over the past six months, inflationary pressures have remained well contained, largely in the 2%-3% range. As a result of moderating economic growth and low inflation, US Treasury bond yields remained relatively stable into late October 2000.

However, rising oil and natural gas prices rekindled investors' inflationary fears and US Treasury bond yields quickly rose to nearly 6% by early November 2000. During late November and early December, long-term bond yields fluctuated in response to declining commodity prices and the considerable uncertainty surrounding the presidential election. In December 2000, significant declines in US equity markets, especially the NASDAQ, as well as another series of weak economic indicators, combined to reestablish the decline in long-term US Treasury bond yields. By mid-December, the Federal Reserve Board announced that current economic conditions warranted the cessation of the series of short-term interest rate increases they had initiated in February 2000. Given the favorable economic environment and, at least, a neutral Federal Reserve Board policy, investors were free again to focus on the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many analysts and investors concluded that there would be a significant future shortage of longer-maturing US Treasury securities. These factors helped push US Treasury bond yields lower. By the end of December, US Treasury bond yields declined to 5.45%, their lowest monthly closing level in almost two years.

In early January 2001, the Federal Reserve Board lowered short-term interest rates by 50 basis points (0.50%), citing declining consumer confidence and weakening industrial production and retail sales growth. Similar reasons were given for an additional 50 basis point reduction in short-term interest rates by the Federal Reserve Board at the end of January 2001. However, despite recent reductions in short-term interest rates, US equity markets remained weak. This has led many investors to seek the safety of fixed-income markets, causing bond yields to decline further. By the end of the six-month period ended February 28, 2001, US Treasury bonds declined overall by nearly 30 basis points to close the period at 5.30%.

Long-term tax-exempt bonds also responded well to the economic environment that developed during the last six months. While municipal bond yields followed a downward pattern similar to that of US Treasury bonds, tax-exempt bond price volatility was limited. Municipal bond yields traded in a relatively narrow range, generally declining steadily throughout the last six months. Overall investor demand for municipal bonds has remained very positive, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline 25 basis points to end the period at 5.47%, their lowest monthly closing level in more than 18 months.

The underperformance of the municipal bond market mainly reflected the dramatic increase in tax-exempt bond issuance over the past few months. The decline in tax-exempt bond yields triggered a large number of municipalities to refinance outstanding higher-couponed issues as well as issue new debt to support capital projects such as school buildings and general infrastructure needs. During the past 12 months, more than $211 billion in new long-term municipal securities was issued, an increase of almost 5% compared to the same 12-month period a year ago. During the last six months, nearly $110 billion in new tax-exempt bonds was underwritten, an increase of over 12% when compared to the same six-month period a year ago. More than $55 billion in new long-term municipal bonds was financed during the past three months, a staggering increase of over 40% compared to the same three-month period a year ago. This dramatic response to falling tax-exempt bond yields by municipalities can be seen in the monthly issuance for February 2001 as over $20 billion in new long-term municipal bonds was underwritten, an increase of more than 60% compared to monthly issuance in February 2000.

The recent increase in tax-exempt bond issuance prevented municipal bond yields from declining as much as US Treasury bond yields. Overall investor demand for municipal bonds remained strong and came from

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

a number of non-traditional and conventional sources. Derivative/arbitrage programs and insurance companies remained the dominant buyers, while individual retail investor demand also remained strong. Tax-exempt bond funds experienced renewed investor interest. Rising equity market valuations throughout most of last year siphoned away much of the demand from municipal bond mutual funds. In January 2000, tax-exempt bond funds experienced net cash outflows of more than $4 billion as investors withdrew from bond funds mainly to finance the purchase of various equity securities. The increased demand for tax-exempt issues to a great extent resulted from the continued decline of US equity markets, but even more, from the attractive tax-exempt bond yield ratios currently available. Many investors fled the instability and uncertainty of the equity market for the safety and security of municipal bond issues yielding 90%-95% of comparable US Treasury bond yields.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable in the coming months. Research analysts suggest that annual issuance in 2001 is likely to remain in the $200 billion range. Additionally, while it appears likely that President Bush will keep his campaign promise to lower Federal income tax rates in 2001, any legislation is unlikely to be enacted before late summer. These factors suggest that the strong technical position the municipal bond market has enjoyed is likely to continue. Given recent market performance, the strong returns illustrate the excellent investment diversification municipal bonds can provide to investors.

Portfolio Strategy

During the six months ended February 28, 2001, our investment strategy continued to emphasize high-grade, quality tax-exempt securities. At the close of the period, 100% of the Fund's total assets in securities were rated AA or higher (95% AAA insured). We continued to maintain our credit quality, which helped Fund performance as credit quality spreads widened in the municipal marketplace. Specifically, the utility situation in California generated much uncertainty in the energy sector. The Fund had no exposure to this sector and avoided any related market volatility. Because of the recent decline in interest rates, we took a less optimistic view of municipal bond price levels. Interest rates on California insured municipal bonds reached 5%, historically a level from which retail demand retreated. We used market strength to reduce the Fund's exposure to the long end of the maturity spectrum. We sold long maturity, discounted securities that are more sensitive to interest rate changes and reinvested the proceeds in shorter duration serial holdings with higher current coupon structure. Our strategy going forward will be to attempt to limit the Fund's net asset value volatility, while seeking to maintain a competitive current return and a higher-quality credit profile.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch California Insured Municipal Bond Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn
Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano
Vincent R. Giordano
Senior Vice President


/s/ Walter C. O'Connor
Walter C. O'Connor
Vice President and Portfolio Manager

March 26, 2001

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

PROXY RESULTS

During the six-month period ended February 28, 2001, Merrill Lynch California Insured Municipal Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 21, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                               Shares Voted  Shares Withheld
                                                                                    For        From Voting
-----------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:Terry K. Glenn                          6,345,735       44,320
                                         James H. Bodurtha                       6,345,735       44,320
                                         Herbert I. London                       6,345,735       44,320
                                         Joseph L. May                           6,344,744       45,311
                                         Andre F. Perold                         6,345,735       44,320
                                         Roberta Cooper Ramo                     6,345,735       44,320

-----------------------------------------------------------------------------------------------------------------
                                                                        Shares Voted   Shares Voted  Shares Voted
                                                                             For          Against       Abstain
-----------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche llp as the Fund's
   independent auditors for the current fiscal year.                      6,309,962        32,495        47,598
-----------------------------------------------------------------------------------------------------------------
3. To approve an amendment to the Fund's charter permitting the Board
   to convert the Fund to a "master/feeder" structure.                    6,134,349       102,013       153,693
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee during some of the time periods covered in this report to shareholders. Without such waiver, the Fund's performance would have been lower.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                     % Return Without             % Return With
                                        Sales Charge              Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                    +13.26%                    + 8.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                  + 5.55                     + 4.69
--------------------------------------------------------------------------------
Inception (2/26/93)
through 12/31/00                           + 5.67                     + 5.12
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                          % Return                   % Return
                                        Without CDSC                With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                    +12.70%                     +8.70%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                  + 4.99                      +4.99
--------------------------------------------------------------------------------
Inception (2/26/93)
through 12/31/00                           + 5.14                      +5.14
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                          % Return                   % Return
                                        Without CDSC                With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                    +12.59%                    +11.59%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                  + 4.91                     + 4.91
-------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                           + 6.51                     + 6.51
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                      % Return Without            % Return With
                                        Sales Charge              Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                    +13.15%                     +8.63%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                  + 5.42                      +4.56
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                           + 7.06                      +6.36
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                               6 Month      12 Month     Since Inception   Standardized
As of February 28, 2001                                     Total Return  Total Return    Total Return     30-Day Yield
=======================================================================================================================
ML California Insured Municipal Bond Fund Class A Shares        +4.39%        +13.31%         +55.28%          3.88%
-----------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class B Shares        +4.13         +12.63          +49.14           3.54
-----------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class C Shares        +3.98         +12.52          +48.74           3.44
-----------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class D Shares        +4.34         +13.19          +53.91           3.79
=======================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 2/26/93 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                              Value
------------------------------------------------------------------------------------------------------------------------
California--93.8%
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $2,600   Alameda Corridor Transportation Authority, California, Revenue Bonds,
                           Senior Lien, Series A, 5.25% due 10/01/2021 (f)                                       $ 2,653
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,715   Alameda County, California, COP (Financing Project), 6% due 9/01/2021 (f)               1,846
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Anaheim, California, Public Financing Authority, Lease Revenue Bonds
                           (Public Improvements Project), Senior-Series A, 6% due 9/01/2024 (e)                    1,143
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Anaheim, California, Public Financing Authority, Tax Allocation
                           Revenue Refunding Bonds, RITES, 9.22% due 12/28/2018 (f)(h)                             1,270
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                           5.875% due 4/01/2022 (f)                                                                2,124
------------------------------------------------------------------------------------------------------------------------
AA-      Aa2         420   California HFA, Home Mortgage Revenue Bonds, AMT, Series F-1, 7% due 8/01/2026 (c)        431
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   California Health Facilities Finance Authority Revenue Bonds (Scripps Memorial
                           Hospital), Series A, 6.375% due 10/01/2022 (f)                                          2,129
------------------------------------------------------------------------------------------------------------------------
                           California Health Facilities Finance Authority, Revenue Refunding Bonds
                           (Adventist Hospital), VRDN (f)(i):
A1+      VMIG1+      650     Series B, 1.60% due 9/01/2028                                                           650
A1+      VMIG1+      100     Series C, 1.60% due 9/01/2015                                                           100
------------------------------------------------------------------------------------------------------------------------
A1+      NR*       2,500   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                           Electric), VRDN, Series C, 6.20% due 11/01/2026 (i)                                     2,500
------------------------------------------------------------------------------------------------------------------------
AAA      NR*         910   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                           (Mortgage-Backed Securities Program), AMT, Series B, 6.15% due 6/01/2020 (d)              988
------------------------------------------------------------------------------------------------------------------------
                           California State Public Works Board, Lease Revenue Bonds, Series A:
AA-      Aaa       2,000     (Department of Corrections), 7% due 11/01/2004 (g)                                    2,278
AAA      Aaa       2,000     (Department of Health Services), 5.625% due 11/01/2019 (f)                            2,122
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   California State Public Works Board, Lease Revenue Refunding Bonds
                           (Various Community Colleges Project), Series B, 5.625% due 3/01/2019 (a)                1,569
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,580   California State University and Colleges, Housing System Revenue Refunding Bonds,
                           5.80% due 11/01/2017 (b)                                                                1,682
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,700   Contra Costa County, California, Public Financing Authority, Lease Revenue
                           Refunding Bonds (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (f)         2,763
------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
GO        General Obligation Bonds
HFA       Housing Finance Agency
INFLOS    Inverse Floating Rate Municipal Bonds
LEVRRS    Leveraged Reverse Rate Securities
PCR       Pollution Control Revenue Bonds
RITES     Residual Interest Tax-Exempt Securities
RITR      Residual Interest Trust Receipts
S/F       Single-Family
VRDN      Variable Rate Demand Notes

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                              Value
------------------------------------------------------------------------------------------------------------------------
California (concluded)
------------------------------------------------------------------------------------------------------------------------
                           Grossmont, California, Unified High School District, COP (e):
AAA      Aaa      $1,220     5.65% due 9/01/2017                                                                 $ 1,310
AAA      Aaa       2,250     5.75% due 9/01/2026                                                                   2,389
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                           (Transportation District Industrial Redevelopment Project 2), 6.50% due
                           11/01/2016 (f)                                                                          2,661
------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       2,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR,
                           AMT, Series RI-7, 9.095% due 11/01/2026 (f)(h)                                          2,287
------------------------------------------------------------------------------------------------------------------------
A1+      NR*         300   Metropolitan Water District of Southern California, Waterworks Revenue
                           Refunding Bonds, VRDN, Series B-1, 1.45% due 7/01/2035 (i)                                300
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,140   Mount Diablo, California, Unified School District, Community Facilities District
                           Special Tax, Number 1, 6.30% due 8/01/2022 (a)                                          2,266
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Mountain View, California, Capital Improvements Financing Authority, Revenue
                           Refunding Bonds (City Hall Community Theatre), 6.50% due 8/01/2016 (f)                  2,586
------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,000   Petaluma, California, Community Development Commission Tax Allocation Bonds
                           (Petaluma Community Development Project), Series A, 5.75% due 5/01/2030 (f)             1,055
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Pomona, California, Public Financing Authority, Revenue Refunding Bonds
                           (Southwest Pomona Redevelopment Project), Series W, 5% due 2/01/2024 (f)                1,965
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Port Oakland, California, RITR, AMT, Class R, Series 5, 8.168% due
                           11/01/2012 (b)(h)                                                                       2,344
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                           Bonds, INFLOS, 8.767% due 8/15/2018 (b)(h)                                              2,230
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,700   Sacramento, California, Power Authority Revenue Bonds (Cogeneration Project),
                           5.875% due 7/01/2015 (f)                                                                1,842
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                           (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (f)                2,061
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   San Francisco, California, City and County Airport Commission, International
                           Airport Revenue Bonds, AMT, Second Series, Issue 11, 6.25% due 5/01/2026 (b)            2,642
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,250   San Francisco, California, City and County Airport Commission, International
                           Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                           Series A, 6.10% due 1/01/2020 (e)                                                       1,356
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   San Jose, California, Redevelopment Agency, Tax Allocation Bonds (Merged Area
                           Redevelopment Project), 5% due 8/01/2026 (a)                                            1,958
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   San Juan, California, Unified School District, GO, 5.70% due 8/01/2019 (e)              1,070
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   South Placer, California, Wastewater Authority, Wastewater Revenue Bonds,
                           Series A, 5.50% due 11/01/2016 (b)                                                      1,073
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,630   Temecula Valley, California, Unified School District, GO, Series F, 5.80% due
                           9/01/2014 (e)                                                                           1,771
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Turlock, California, Irrigation District Revenue Refunding Bonds, Series A, 5% due
                           1/01/2026 (f)                                                                           1,469
------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                              Value
------------------------------------------------------------------------------------------------------------------------
Puerto Rico--4.9%
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $2,000   Puerto Rico Commonwealth Highway and Transportation Authority,
                           Transportation Revenue Bonds, Series B, 5.75% due 7/01/2018 (f)                       $ 2,181
------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, LEVRRS,
                           8.243% due 7/01/2023 (e)(g)(h)                                                          1,089
------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$62,015)--98.7%                                                                          66,153

Other Assets Less Liabilities--1.3%                                                                                  879
                                                                                                                 -------
Net Assets--100.0%                                                                                               $67,032
                                                                                                                 =======
------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHA Insured.
(d)   FNMA/GNMA Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2001.
(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2001.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 2001

Assets:              Investments, at value (identified cost--$62,015,088) ............................              $66,152,503
                     Cash ............................................................................                   10,699
                     Receivables:
                       Interest ......................................................................  $ 972,417
                       Securities sold ...............................................................     91,384
                       Beneficial interest sold ......................................................     28,089     1,091,890
                                                                                                        ---------
                     Prepaid registration fees and other assets ......................................                   24,254
                                                                                                                    -----------
                     Total assets ....................................................................               67,279,346
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Dividends to shareholders .....................................................     63,679
                       Beneficial interest redeemed ..................................................     43,656
                       Investment adviser ............................................................     24,305
                       Distributor ...................................................................     20,810       152,450
                                                                                                        ---------
                     Accrued expenses ................................................................                   95,281
                                                                                                                    -----------
                     Total liabilities ...............................................................                  247,731
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ......................................................................              $67,031,615
                                                                                                                    ===========
-------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ...............................................................              $    72,192
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...............................................................                  474,600
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...............................................................                   26,571
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...............................................................                   73,652
                     Paid-in capital in excess of par ................................................               64,534,974
                     Accumulated realized capital losses on investments--net .........................               (2,038,574)
                     Accumulated distributions in excess of realized capital gains--net ..............                 (249,215)
                     Unrealized appreciation on investments--net .....................................                4,137,415
                                                                                                                    -----------
                     Net assets ......................................................................              $67,031,615
                                                                                                                    ===========
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $7,477,935 and 721,919 shares
                     of beneficial interest outstanding ..............................................              $     10.36
                                                                                                                    ===========
                     Class B--Based on net assets of $49,168,091 and 4,746,001 shares
                     of beneficial interest outstanding ..............................................              $     10.36
                                                                                                                    ===========
                     Class C--Based on net assets of $2,751,355 and 265,708 shares
                     of beneficial interest outstanding ..............................................              $     10.35
                                                                                                                    ===========
                     Class D--Based on net assets of $7,634,234 and 736,519 shares
                     of beneficial interest outstanding ..............................................              $     10.37
                                                                                                                    ===========
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

Statement of Operations

                                                                                    For the Six Months Ended
                                                                                           February 28, 2001
------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned ...                 $1,845,176
------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ...................................   $ 180,664
                     Account maintenance and distribution fees--Class B .........     118,954
                     Professional fees ..........................................      30,179
                     Registration fees ..........................................      20,466
                     Accounting services ........................................      15,176
                     Printing and shareholder reports ...........................      14,416
                     Account maintenance and distribution fees--Class C .........       8,682
                     Transfer agent fees--Class B ...............................       7,568
                     Custodian fees .............................................       4,095
                     Trustees' fees and expenses ................................       3,995
                     Account maintenance fees--Class D ..........................       3,813
                     Pricing fees ...............................................       2,492
                     Transfer agent fees--Class D ...............................         996
                     Transfer agent fees--Class A ...............................         992
                     Transfer agent fees--Class C ...............................         484
                     Other ......................................................       5,339
                                                                                    ---------
                     Total expenses .............................................                    418,311
                                                                                                  ----------
                     Investment income--net .....................................                  1,426,865
                                                                                                  ----------
------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ..........................                    397,989
Unrealized           Change in unrealized appreciation on investments--net ......                    879,410
Gain on                                                                                           ----------
Investments--Net:    Net Increase in Net Assets Resulting from Operations .......                 $2,704,264
                                                                                                  ==========
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

Statements of Changes in Net Assets

                                                                                                      For the Six       For the
                                                                                                     Months Ended     Year Ended
                                                                                                     February 28,     August 31,
Increase (Decrease) in Net Assets:                                                                       2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net ......................................................  $  1,426,865    $  3,108,777
                      Realized gain (loss) on investments--net ....................................       397,989      (2,385,982)
                      Change in unrealized appreciation/depreciation on investments--net ..........       879,410       3,361,613
                                                                                                     ------------    ------------
                      Net increase in net assets resulting from operations ........................     2,704,264       4,084,408
                                                                                                     ------------    ------------
---------------------------------------------------------------------------------------------------------------------------------
Dividends to          Investment income--net:
Shareholders:           Class A ...................................................................      (180,315)       (400,642)
                        Class B ...................................................................    (1,009,344)     (2,205,219)
                        Class C ...................................................................       (59,926)       (137,983)
                        Class D ...................................................................      (177,280)       (364,933)
                                                                                                     ------------    ------------
                      Net decrease in net assets resulting from dividends to shareholders .........    (1,426,865)     (3,108,777)
                                                                                                     ------------    ------------
---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest   Net decrease in net assets derived from beneficial interest transactions ....      (845,883)    (14,622,141)
Transactions:                                                                                        ------------    ------------
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total increase (decrease) in net assets .....................................       431,516     (13,646,510)
                      Beginning of period .........................................................    66,600,099      80,246,609
                                                                                                     ------------    ------------
                      End of period ...............................................................  $ 67,031,615    $ 66,600,099
                                                                                                     ============    ============
---------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

Financial Highlights

                                                                                               Class A
                                                                   -------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended               For the Year Ended August 31,
                                                                   Feb. 28,      -----------------------------------------------
Increase (Decrease) in Net Asset Value:                              2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ......   $  10.16      $   9.95     $  10.54     $  10.25     $   9.84
Operating                                                          --------      --------     --------     --------     --------
Performance:         Investment income--net ....................        .24           .48          .47          .49          .50
                     Realized and unrealized gain (loss) on
                     investments--net ..........................        .20           .21         (.56)         .29          .41
                                                                   --------      --------     --------     --------     --------
                     Total from investment operations ..........        .44           .69         (.09)         .78          .91
                                                                   --------      --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net ..................       (.24)         (.48)        (.47)        (.49)        (.50)
                       In excess of realized gain on
                       investments--net ........................         --            --         (.03)          --           --
                                                                   --------      --------     --------     --------     --------
                     Total dividends and distributions .........       (.24)         (.48)        (.50)        (.49)        (.50)
                                                                   --------      --------     --------     --------     --------
                     Net asset value, end of period ............   $  10.36      $  10.16     $   9.95     $  10.54     $  10.25
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ........       4.39%+        7.28%       (1.01%)       7.79%        9.50%
Return:**                                                          ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement ............        .87%*         .93%         .92%         .81%         .63%
Average                                                            ========      ========     ========     ========     ========
Net Assets:          Expenses ..................................        .87%*         .93%         .92%         .82%         .89%
                                                                   ========      ========     ========     ========     ========
                     Investment income--net ....................       4.75%*        4.93%        4.47%        4.74%        5.03%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ..   $  7,478      $  7,852     $  9,663     $ 12,520     $ 12,438
Data:                                                              ========      ========     ========     ========     ========
                     Portfolio turnover ........................       1.80%       108.44%      151.45%       82.91%       67.28%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

Financial Highlights (continued)

                                                                                               Class B
                                                                   -------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended               For the Year Ended August 31,
                                                                   Feb. 28,      -----------------------------------------------
Increase (Decrease) in Net Asset Value:                              2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $  10.16      $   9.95     $  10.55     $  10.25     $   9.84
Operating                                                          --------      --------     --------     --------     --------
Performance:         Investment income--net .....................       .22           .43          .41          .44          .45
                     Realized and unrealized gain (loss) on
                     investments--net ...........................       .20           .21         (.57)         .30          .41
                                                                   --------      --------     --------     --------     --------
                     Total from investment operations ...........       .42           .64         (.16)         .74          .86
                                                                   --------      --------     --------     --------     --------
                     Less dividends and distributions:
                        Investment income--net ..................      (.22)         (.43)        (.41)        (.44)        (.45)
                        In excess of realized gain on
                        investments--net ........................        --            --         (.03)          --           --
                                                                   --------      --------     --------     --------     --------
                     Total dividends and distributions ..........      (.22)         (.43)        (.44)        (.44)        (.45)
                                                                   --------      --------     --------     --------     --------
                     Net asset value, end of period .............  $  10.36      $  10.16     $   9.95     $  10.55     $  10.25
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........      4.13%+        6.74%       (1.61%)       7.35%        8.95%
Return:**                                                          ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement .............      1.37%*        1.43%        1.42%        1.31%        1.14%
Average                                                            ========      ========     ========     ========     ========
Net Assets:          Expenses ...................................      1.37%*        1.43%        1.42%        1.32%        1.39%
                                                                   ========      ========     ========     ========     ========
                     Investment income--net .....................      4.24%*        4.43%        3.96%        4.24%        4.52%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $ 49,168      $ 48,069     $ 57,410     $ 66,805     $ 69,320
Data:                                                              ========      ========     ========     ========     ========
                     Portfolio turnover .........................      1.80%       108.44%      151.45%       82.91%       67.28%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

Financial Highlights (continued)

                                                                                               Class C
                                                                   -------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended               For the Year Ended August 31,
                                                                   Feb. 28,      -----------------------------------------------
Increase (Decrease) in Net Asset Value:                              2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $  10.16      $   9.94     $  10.54     $  10.24     $   9.84
Operating                                                          --------      --------     --------     --------     --------
Performance:         Investment income--net .....................       .21           .42          .40          .43          .44
                     Realized and unrealized gain (loss) on
                     investments--net ...........................       .19           .22         (.57)         .30          .40
                                                                   --------      --------     --------     --------     --------
                     Total from investment operations ...........       .40           .64         (.17)         .73          .84
                                                                   --------      --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net ...................      (.21)         (.42)        (.40)        (.43)        (.44)
                       In excess of realized gain on
                       investments--net .........................        --            --         (.03)          --           --
                                                                   --------      --------     --------     --------     --------
                     Total dividends and distributions ..........      (.21)         (.42)        (.43)        (.43)        (.44)
                                                                   --------      --------     --------     --------     --------
                     Net asset value, end of period .............  $  10.35      $  10.16     $   9.94     $  10.54     $  10.24
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........      3.98%+        6.74%       (1.71%)       7.25%        8.74%
Return:**                                                          ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement .............      1.48%*        1.53%        1.53%        1.42%        1.24%
Average                                                            ========      ========     ========     ========     ========
Net Assets:          Expenses ...................................      1.48%*        1.53%        1.53%        1.42%        1.49%
                                                                   ========      ========     ========     ========     ========
                     Investment income--net .....................      4.14%*        4.33%        3.86%        4.13%        4.42%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $  2,752      $  2,814     $  4,027     $  4,537     $  5,361
Data:                                                              ========      ========     ========     ========     ========
                     Portfolio turnover .........................      1.80%       108.44%      151.45%       82.91%       67.28%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

                       See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class D
                                                                   -------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended               For the Year Ended August 31,
                                                                   Feb. 28,      -----------------------------------------------
Increase (Decrease) in Net Asset Value:                              2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $  10.17      $   9.95     $  10.55     $  10.26     $   9.85
Operating                                                          --------      --------     --------     --------     --------
Performance:         Investment income--net .....................       .24           .47          .46          .48          .49
                     Realized and unrealized gain (loss) on
                     investments--net ...........................       .20           .22         (.57)         .29          .41
                                                                   --------      --------     --------     --------     --------
                     Total from investment operations ...........       .44           .69         (.11)         .77          .90
                                                                   --------      --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net ...................      (.24)         (.47)        (.46)        (.48)        (.49)
                       In excess of realized gain on
                       investments--net .........................        --            --         (.03)          --           --
                                                                   --------      --------     --------     --------     --------
                     Total dividends and distributions ..........      (.24)         (.47)        (.49)        (.48)        (.49)
                                                                   --------      --------     --------     --------     --------
                     Net asset value, end of period .............  $  10.37      $  10.17     $   9.95     $  10.55     $  10.26
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........      4.34%+        7.28%       (1.21%)       7.68%        9.39%
Return:**                                                          ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement .............       .97%*        1.03%        1.02%         .91%         .74%
Average                                                            ========      ========     ========     ========     ========
Net Assets:          Expenses ...................................       .97%*        1.03%        1.02%         .92%         .98%
                                                                   ========      ========     ========     ========     ========
                     Investment income--net .....................      4.65%*        4.83%        4.36%        4.63%        4.92%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $  7,634      $  7,865     $  9,147     $ 10,124     $  4,939
Data:                                                              ========      ========     ========     ========     ========
                     Portfolio turnover .........................      1.80%       108.44%      151.45%       82.91%       67.28%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

                       See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Insured Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or for the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001
and discounts on debt securities effective September 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on securities held as of August 31, 2001.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(g) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B.........................................       .25%             .25%
Class C.........................................       .25%             .35%
Class D.........................................       .10%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                          FAMD            MLPF&S
--------------------------------------------------------------------------------
Class A.................................................   $ 3             $ 45
Class D.................................................   $12             $183
--------------------------------------------------------------------------------

For the six months ended February 28, 2001, MLPF&S received contingent deferred sales charges of $12,069 and $177 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $10,368 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2001 were $1,140,194 and $4,573,070, respectively.

Net realized gains for the six months ended February 28, 2001 and net unrealized gains as of February 28, 2001 were as follows:

--------------------------------------------------------------------------------
                                                 Realized             Unrealized
                                                   Gains                 Gains
--------------------------------------------------------------------------------
Long-term investments.........................   $397,989             $4,137,415
                                                 --------             ----------
Total.........................................   $397,989             $4,137,415
                                                 ========             ==========
--------------------------------------------------------------------------------

As of February 28, 2001, net unrealized appreciation for Federal income tax purposes aggregated $4,137,415, of which $4,138,242 related to appreciated securities and $827 related to depreciated securities. The aggregate cost of investments at February 28, 2001 for Federal income tax purposes was $62,015,088.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $845,883 and $14,622,141 for the six months ended February 28, 2001 and for the year ended August 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended February 28, 2001                                  Shares        Amount
-------------------------------------------------------------------------------
Shares sold ........................................        5,988    $   62,307
Shares issued to shareholders
in reinvestment of dividends .......................        7,445        76,211
                                                       ----------    ----------
Total issued .......................................       13,433       138,518
Shares redeemed ....................................      (64,403)     (657,375)
                                                       ----------    ----------
Net decrease .......................................      (50,970)   $ (518,857)
                                                       ==========    ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended August 31, 2000                                    Shares        Amount
-------------------------------------------------------------------------------
Shares sold ........................................       15,744   $   151,441
Shares issued to shareholders
in reinvestment of dividends .......................       17,370       169,038
                                                       ----------   -----------
Total issued .......................................       33,114       320,479
Shares redeemed ....................................     (231,605)   (2,240,163)
                                                       ----------   -----------
Net decrease .......................................     (198,491)  $(1,919,684)
                                                       ==========   ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended February 28, 2001                                    Shares      Amount
-------------------------------------------------------------------------------
Shares sold ........................................      411,193    $4,223,633
Shares issued to shareholders
in reinvestment of dividends .......................       39,610       405,681
                                                       ----------    ----------
Total issued .......................................      450,803     4,629,314
Automatic conversion of shares .....................      (24,570)     (255,365)
Shares redeemed ....................................     (410,957)   (4,206,626)
                                                       ----------    ----------
Net increase .......................................       15,276    $  167,323
                                                       ==========    ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended August 31, 2000                                      Shares      Amount
-------------------------------------------------------------------------------
Shares sold ........................................      468,381  $  4,582,279
Shares issued to shareholders
in reinvestment of dividends .......................       88,054       856,660
                                                       ----------  ------------
Total issued .......................................      556,435     5,438,939
Automatic conversion of shares .....................      (24,781)     (244,376)
Shares redeemed ....................................   (1,571,273)  (15,240,546)
                                                       ----------  ------------
Net decrease .......................................   (1,039,619) $(10,045,983)
                                                       ==========  ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended February 28, 2001                                  Shares        Amount
-------------------------------------------------------------------------------
Shares sold ........................................       25,051    $  255,200
Shares issued to shareholders
in reinvestment of dividends .......................        3,429        35,076
                                                       ----------    ----------
Total issued .......................................       28,480       290,276
Shares redeemed ....................................      (39,851)     (410,299)
                                                       ----------    ----------
Net decrease .......................................      (11,371)   $ (120,023)
                                                       ==========    ==========
-------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended August 31, 2000                                    Shares        Amount
-------------------------------------------------------------------------------
Shares sold ........................................       28,488   $   280,622
Shares issued to shareholders
in reinvestment of dividends .......................        8,661        84,140
                                                       ----------   -----------
Total issued .......................................       37,149       364,762
Shares redeemed ....................................     (165,003)   (1,589,666)
                                                       ----------   -----------
Net decrease .......................................     (127,854)  $(1,224,904)
                                                       ==========   ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended February 28, 2001                                    Shares      Amount
-------------------------------------------------------------------------------
Shares sold ........................................       25,846    $  264,662
Automatic conversion of
shares .............................................       24,568       255,365
Shares issued to shareholders
in reinvestment of dividends .......................       10,893       111,646
                                                       ----------    ----------
Total issued .......................................       61,307       631,673
Shares redeemed ....................................      (98,430)   (1,005,999)
                                                       ----------    ----------
Net decrease .......................................      (37,123)   $ (374,326)
                                                       ==========    ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                             Dollar
Ended August 31, 2000                                      Shares       Amount
-------------------------------------------------------------------------------
Shares sold ........................................       85,074   $   831,478
Automatic conversion of shares .....................       24,768       244,376
Shares issued to shareholders
in reinvestment of dividends .......................       21,376       208,180
                                                       ----------   -----------
Total issued .......................................      131,218     1,284,034
Shares redeemed ....................................     (276,492)   (2,715,604)
                                                       ----------   -----------
Net decrease .......................................     (145,274)  $(1,431,570)
                                                       ==========   ===========
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each Fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended February 28, 2001.

6. Capital Loss Carryforward:

At August 31, 2000, the Fund had a net capital loss carryforward of approximately $606,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

7. Subsequent Event:

On March 13, 2001, the Fund's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch California Municipal Bond Fund would acquire substantially all of the assets and liabilities of the Fund and Merrill Lynch California Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust in exchange for newly issued shares of Merrill Lynch California Municipal Bond Fund. These Funds are registered, non-diversified, open-end management investment companies. All three entities have a similar investment objective and are managed by FAM.


18
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Merrill Lynch California Insured Municipal Bond Fund           February 28, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of Merrill Lynch California Insured Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


19
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[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
California Insured
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ 08543-9011

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